Note 10 - Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of capital risk management [text block]
	December 31,	December 31,
	2020	2019
Equity	$316,668	$215,247
Cash and cash equivalents ( Note 3 )	(94,008)	(72,360)
	$222,660	$142,887